Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024
The BeeHive ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,992.922859	$ 10,191.0828	$ 9,292.285916	$ 9,653.220099	$ 9,391.365888	$ 9,249.823071	$ 9,738.145789	$ 10,092.00283	$ 10,537.8627	$ 11,047.41684	$ 11,252.65393	$ 10,778.48549	$ 10,481.24558	$ 10,431.70559	$ 11,160.6511	$ 9,271.054494	$ 10,849.2569	$ 11,733.8995	$ 11,946.21373	$ 12,031.13942	$ 9,702.760085	$ 11,288.03963	$ 12,491.15357	$ 13,673.03609	$ 14,380.75018	$ 15,357.39561	$ 15,208.77565	$ 15,633.4041	$ 14,777.07006	$ 12,590.23355	$ 11,677.28238	$ 12,399.15074	$ 13,276.71621	$ 14,302.90163	$ 13,927.81316	$ 14,550.60156	$ 15,237.08422	$ 15,541.40127	$ 16,496.81529	$ 16,015.56971
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,043.66409	10,020.44781	9,325.513624	10,021.66205	10,004.07985	10,194.08422	10,531.20598	10,873.91325	11,501.57851	11,770.41138	12,236.43693	12,985.62339	12,826.60644	13,203.02103	14,153.09146	12,175.67633	13,766.57438	14,288.01787	14,457.91442	15,691.77716	12,553.25659	15,057.99213	16,333.96474	18,243.09097	19,296.17757	20,872.79615	20,921.56006	23,149.15732	22,004.03128	18,385.44854	17,415.22172	18,648.30735	19,958.76439	22,255.71907	20,826.89786	23,166.88523	25,520.18068	26,521.34635	27,988.14901	28,689.78581
S&P 500 Equal Weight Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,133.15739	$ 9,975.330971	$ 9,176.847716	$ 9,588.808812	$ 9,826.793887	$ 10,037.86511	$ 10,441.58208	$ 10,787.53291	$ 11,318.59343	$ 11,547.16645	$ 11,907.1128	$ 12,587.38742	$ 12,403.10793	$ 12,689.26282	$ 13,312.75469	$ 11,400.50599	$ 13,033.18354	$ 13,449.04953	$ 13,480.30169	$ 14,429.29032	$ 10,516.23511	$ 12,730.51147	$ 13,522.41098	$ 15,939.63778	$ 17,692.98471	$ 18,839.8171	$ 18,720.74751	$ 20,319.25199	$ 19,679.05716	$ 16,774.72378	$ 15,894.39103	$ 17,654.44227	$ 18,080.67603	$ 18,707.7366	$ 17,701.32019	$ 19,694.89794	$ 21,149.78561	$ 20,497.16398	$ 22,360.22903	$ 21,841.71865